Document and Entity Information Document	Feb. 26, 2020
Entity Information [Line Items]
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Amendment Flag	false
Entity Address, Address Line One	800 Connecticut Avenue
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36691
Entity Tax Identification Number	06-1528493
Entity Address, Postal Zip Code	06854
Entity Central Index Key	0001075531
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	Booking Holdings Inc.
City Area Code	203
Local Phone Number	299-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
0.8% Senior Notes Due March 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.800% Senior Notes Due 2022
Trading Symbol	BKNG 22A
Security Exchange Name	NASDAQ
2.15% Senior Notes Due November 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.150% Senior Notes Due 2022
Trading Symbol	BKNG 22
Security Exchange Name	NASDAQ
2.375% Senior Notes Due September 2024 [Member] [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.375% Senior Notes Due 2024
Trading Symbol	BKNG 24
Security Exchange Name	NASDAQ
1.8% Senior Notes Due March 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ